Segment Information (Schedule Of Geographic Information) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Japan [Member] USD ($)	Mar. 31, 2012 Japan [Member] JPY (¥)	Mar. 31, 2011 Japan [Member] JPY (¥)	Mar. 31, 2010 Japan [Member] JPY (¥)	Mar. 31, 2012 United States [Member] USD ($)	Mar. 31, 2012 United States [Member] JPY (¥)	Mar. 31, 2011 United States [Member] JPY (¥)	Mar. 31, 2010 United States [Member] JPY (¥)	Mar. 31, 2012 Europe [Member] USD ($)	Mar. 31, 2012 Europe [Member] JPY (¥)	Mar. 31, 2011 Europe [Member] JPY (¥)	Mar. 31, 2010 Europe [Member] JPY (¥)	Mar. 31, 2012 Asia/Oceania [Member] USD ($)	Mar. 31, 2012 Asia/Oceania [Member] JPY (¥)	Mar. 31, 2011 Asia/Oceania [Member] JPY (¥)	Mar. 31, 2010 Asia/Oceania [Member] JPY (¥)	Mar. 31, 2012 Total [Member] USD ($)	Mar. 31, 2012 Total [Member] JPY (¥)	Mar. 31, 2011 Total [Member] JPY (¥)	Mar. 31, 2010 Total [Member] JPY (¥)	Mar. 31, 2012 Eliminations [Member] USD ($)	Mar. 31, 2012 Eliminations [Member] JPY (¥)	Mar. 31, 2011 Eliminations [Member] JPY (¥)	Mar. 31, 2010 Eliminations [Member] JPY (¥)
Segment Information [Line Items]
External Customers	$ 3,233,459,000	¥ 265,758,000,000	¥ 257,988,000,000	¥ 262,144,000,000	$ 2,538,520,000	¥ 208,641,000,000	¥ 194,431,000,000	¥ 198,500,000,000	$ 437,462,000	¥ 35,955,000,000	¥ 36,870,000,000	¥ 33,743,000,000	$ 177,163,000	¥ 14,561,000,000	¥ 19,525,000,000	¥ 23,682,000,000	$ 80,314,000	¥ 6,601,000,000	¥ 7,162,000,000	¥ 6,219,000,000	$ 3,233,459,000	¥ 265,758,000,000	¥ 257,988,000,000	¥ 262,144,000,000
Intersegment					152,780,000	12,557,000,000	17,368,000,000	14,272,000,000	45,091,000	3,706,000,000	1,837,000,000	3,805,000,000	6,229,000	512,000,000	1,661,000,000	89,000,000	2,847,000	234,000,000	710,000,000	669,000,000	206,947,000	17,009,000,000	21,576,000,000	18,835,000,000	(206,947,000)	(17,009,000,000)	(21,576,000,000)	(18,835,000,000)
Total	3,233,459,000	265,758,000,000	257,988,000,000	262,144,000,000	2,691,300,000	221,198,000,000	211,799,000,000	212,772,000,000	482,553,000	39,661,000,000	38,707,000,000	37,548,000,000	183,392,000	15,073,000,000	21,186,000,000	23,771,000,000	83,161,000	6,835,000,000	7,872,000,000	6,888,000,000	3,440,406,000	282,767,000,000	279,564,000,000	280,979,000,000	(206,947,000)	(17,009,000,000)	(21,576,000,000)	(18,835,000,000)
Operating expenses	2,735,223,000	224,808,000,000	237,197,000,000	243,480,000,000	2,302,664,000	189,256,000,000	201,244,000,000	199,427,000,000	392,712,000	32,277,000,000	32,144,000,000	33,845,000,000	172,150,000	14,149,000,000	18,670,000,000	22,598,000,000	75,849,000	6,234,000,000	6,687,000,000	6,560,000,000	2,943,375,000	241,916,000,000	258,745,000,000	262,430,000,000	(208,152,000)	(17,108,000,000)	(21,548,000,000)	(18,950,000,000)
Operating income (loss)	498,236,000	40,950,000,000	20,791,000,000	18,664,000,000	388,636,000	31,942,000,000	10,555,000,000	13,345,000,000	89,841,000	7,384,000,000	6,563,000,000	3,703,000,000	11,242,000	924,000,000	2,516,000,000	1,173,000,000	7,312,000	601,000,000	1,185,000,000	328,000,000	497,031,000	40,851,000,000	20,819,000,000	18,549,000,000	1,205,000	99,000,000	(28,000,000)	115,000,000
PROPERTY AND EQUIPMENT, net	757,403,000	62,251,000,000	59,508,000,000	62,434,000,000	703,431,000	57,815,000,000	56,742,000,000	60,345,000,000	50,992,000	4,191,000,000	2,460,000,000	1,739,000,000	681,000	56,000,000	77,000,000	93,000,000	2,299,000	189,000,000	229,000,000	257,000,000	757,403,000	62,251,000,000	59,508,000,000	62,434,000,000
Non-cash restructuring and impairment charges				1,950,000,000
Non-cash earthquake related impairment charges and expenses			4,429,000,000
Bargain purchase gain recognized			¥ 2,543,000,000